BAKER & DANIELS
                               300 N. Meridian Street, Suite 2700
                                  Indianapolis, Indiana  46204
                                       (317) 237-0300



VIA EDGAR

October 10, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  FORM 13F OF LILLY ENDOWMENT, INC.

Gentlemen:

     On behalf of Lilly Endowment, Inc., enclosed for filing, via direct transmission to the EDGAR system, with the Commission is the Company's Form 13F.

                              Very truly yours,

                              /S/ JASON D. KIMPEL

                              Jason D. Kimpel


JDK:bso
Enclosures

cc: David D. Biber

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lilly Endowment, Inc.
Address:  2801 North Meridian Street
          Indianapolis, IN  46208-0068

Form 13F File Number: 28-00889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   David D. Biber
Title:  Secretary and Treasurer
Phone:  (317) 924-5471

Signature, Place, and Date of Signing:

   /s/ David D. Biber
   Indianapolis, Indiana
   September 30, 2001

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:  $13,051,272 (in thousands)


List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE

 Column 1         Column 2   Column 3     Column 4              Column 5              Column 6   Column 7            Column 8
                                                                                                                Voting Authority
Name of           Title of   CUSIP        Value        Shrs or      SH/PRN  Put/Call  Investment Other     Sole         Shared  None
Issuer            Class                   (x$1000)     prn amt                        discretion managers

Eli Lilly         Common     532457-10-8  $13,051,272  161,725,804  SH                Sole                 161,725,804  0       0
and Company